Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended	0 Months Ended		3 Months Ended
	Aug. 08, 2013	Sep. 30, 2013	Jun. 30, 2012	Jun. 30, 2012	Sep. 30, 2013	Aug. 14, 2013 Subsequent Event [Member]	Jul. 23, 2013 Subsequent Event [Member]	Sep. 30, 2013 General Partner [Member]
Business Acquisition [Line Items]
Distribution announced						$ 1.81	$ 0.4525
Cash Distribution		$ 1,301	$ 0	$ 0	$ 2,375
Incentive Distribution Right, After Minimum Quarterly Distributions, Percent								48.00%
General partner's warrants to purchase	300,000
Warrant exercise price	0.01
Warrant exercisable after period	18 months
Warrants exercisable if the volume weighted average closing price of the common units exceed	25.00
Warrants exercisable if the exeeded price per share is traded on a consecutive basis	30 days